Reinsurance - Schedule of Impact of Reinsurance Treaties on Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Premium written: Direct	$ 16,533	$ 13,457	$ 45,989	$ 38,117	$ 49,991	$ 42,677
Premium written: Assumed	630	509	2,828	1,367	1,336	1,174
Premium written: Ceded	(6,051)	(5,973)	(16,426)	(15,414)	(20,541)	(13,422)
Net premium written	11,112	7,993	32,391	24,070	30,786	30,429
Premium earned: Direct	14,056	12,037	40,015	34,455	46,851	37,699
Premium earned: Assumed	851	509	2,454	1,367	2,096	413
Premium earned: Ceded	(6,275)	(5,410)	(17,437)	(12,953)	(18,499)	(12,178)
Net premium earned	8,632	7,136	25,032	22,869	30,448	25,934
Losses and LAE incurred: Direct	20,451	12,529	31,297	25,985	28,372	10,316
Losses and LAE incurred: Assumed	5,734	562	8,937	2,340	3,414	90
Losses and LAE incurred: Ceded	(18,390)	(6,648)	(26,425)	(13,408)	(15,414)	(467)
Net losses and LAE incurred	$ 7,795	$ 6,443	$ 13,809	$ 14,917	$ 16,372	$ 9,939